TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS	12 Months Ended
Dec. 31, 2011
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS
7.	TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS

Time deposits carried interest ranging from 2.97% to 3.02% per annum as of December31, 2011. All of the time deposits are denominated in US$.